Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction - Common Stock [Member]	Dec. 31, 2023 shares
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	384,912,380
CFVI Public Shareholders [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	29,969,311
Sponsor Related Parties and Other Holders of Founder’s Shares [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	10,075,000
Rumble Shareholders [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	336,568,069
PIPE Investors [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	8,300,000
Class A [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	111,467,763
Class A [Member] | CFVI Public Shareholders [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	29,969,311
Class A [Member] | Sponsor Related Parties and Other Holders of Founder’s Shares [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	10,075,000
Class A [Member] | Rumble Shareholders [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	63,123,452
Class A [Member] | PIPE Investors [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	8,300,000
Class C [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	167,662,214
Class C [Member] | CFVI Public Shareholders [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares
Class C [Member] | Sponsor Related Parties and Other Holders of Founder’s Shares [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares
Class C [Member] | Rumble Shareholders [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	167,662,214
Class C [Member] | PIPE Investors [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares
Class D [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	105,782,403
Class D [Member] | CFVI Public Shareholders [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares
Class D [Member] | Sponsor Related Parties and Other Holders of Founder’s Shares [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares
Class D [Member] | Rumble Shareholders [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares	105,782,403
Class D [Member] | PIPE Investors [Member]
Qualifying Transaction (Details) - Schedule of Number of Shares of the Company’s Common Stock Outstanding Immediately Following the Consummation of the Qualifying Transaction [Line Items]
Closing shares